Benefit Plans (Weighted-Average Assumptions Used to Determine Postretirement Benefit Obligations) (Details) (Postretirement Benefit Obligations [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
U.S. Plans - Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.95%	4.05%
Health care cost trend rate assumed for next year	7.00%	7.50%
Ultimate trend rate	5.00%	5.00%
Year that rate reaches the ultimate trend rate	2018	2018
Non-U.S. Plans - Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.07%	4.59%
Health care cost trend rate assumed for next year	6.14%	6.46%
Ultimate trend rate	4.87%	4.88%
Year that rate reaches the ultimate trend rate	2029	2029